Profit/(Loss) before tax	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Profit/(Loss) before tax

8. Profit/(Loss) before tax

The Group’s profit/(loss) before tax is arrived at after charging/crediting:-

	2024	2024	2023	2022
	US$	HK$	HK$	HK$

Expense relating to short-term leases	193,078	1,499,771	2,174,712	1,600,366
Written off of property, plant and equipment	67,752	526,279	6,702,181	-
Loss on disposal of property, plant and equipment	-	-	-	417
Employer’s contribution to defined contribution plan (included in staff costs below)	678,512	5,270,478	5,402,612	4,425,406
Impairment of property, plant and equipment	585,679	4,549,381	-	-
Impairment of right-of-use asset	645,375	5,013,080	-	-
Employee benefits expenses
- directors’ emoluments	590,310	4,585,352	7,788,000	4,769,333
- staff costs (including directors’ emoluments (Note 34))	21,831,082	169,577,298	177,874,361	129,820,119